Fair Value Measurements (Detail Textuals) - Stock-based performance units ("PSUs"), - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of PSUs	10 years		10 years
Condition for early exercise of stock based performance units	Corporate valuation in excess of $400 million		excess of $400 million
Method used for cost of award			Monte Carlo simulation model
Share price		$ 25.74		$ 22.22
Market value of exercisability awards			$ 400
After third anniversary from issuance of stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%
Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%